SUMMARY OF CURRENT AND NON-CURRENT PREPAYMENTS (Details) (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property prepayments acquisition	$ 0.3
Contractual commitments for acquisition of property, plant and equipment	1.0
Flooring [Member]
IfrsStatementLineItems [Line Items]
Prepayments	4.4	$ 2.8
Logs [Member]
IfrsStatementLineItems [Line Items]
Prepayments	0.6	2.5
Harvesting [Member]
IfrsStatementLineItems [Line Items]
Prepayments	2.0	2.9
Inventory recognised as of acquisition date	$ 1.6	0.6
Timber Concession [Member]
IfrsStatementLineItems [Line Items]
Property prepayments acquisition		$ 1.1